PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 — PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	March 31,	September 30,
	2015	2014
Electronic equipment	$146,743	$142,956
Vehicles	296,063	303,345
Machinery and equipment	2,147,450	2,134,306
Buildings and improvements	7,835,148	7,787,198
Navel orange orchards	10,866,935	10,800,430
Subtotal	21,292,339	21,168,235
Less: Accumulated depreciation	7,780,725	7,182,930
Total	$13,511,614	$13,985,305

Depreciation expense was $326,852 and $280,291 for the three months ended March 31, 2015 and 2014, respectively, $614,661 and $597,264 for the six months ended March 31, 2015 and 2014, respectively.

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2014	September 30, 2013
Office equipment	$142,956	$117,670
Vehicles	303,345	325,566
Machinery and equipment	2,134,306	2,064,525
Buildings and improvements	7,787,198	7,755,617
Navel orange orchards	10,800,430	10,623,019
Subtotal	21,168,235	20,886,397
Less: Accumulated depreciation	7,182,930	6,084,046
	13,985,305	14,802,351
Add: Construction in progress Total	—	305,680
Total	$13,985,305	$15,108,031

Depreciation expense was $1,146,412 and $1,116,727 for the years ended September 30, 2014 and 2013, respectively.